Goodwill - Key assumptions used in the determination of recoverable value (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Electrometallurgy United States Segment
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Long-Term Growth Rate	0.020	0.020
Normalized Tax Rate	0.210	0.210
Electrometallurgy United States Segment | Weighted average cost of capital
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.103	0.111
Electrometallurgy Canada Segment
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Long-Term Growth Rate		0.020
Normalized Tax Rate		0.266
Electrometallurgy Canada Segment | Weighted average cost of capital
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.115